Stockholder's Equity - Plan 2024 movements (Table) (Details)	12 Months Ended
Dec. 31, 2024 shares
Number of Restricted Shares Granted [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023	0
Granted July 24,2024	625,000
Vested during 2024	0
December 31, 2024	625,000
Number of Restricted Shared Forfeited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023	0
Granted July 24,2024	(3,000)
Vested during 2024	0
December 31, 2024	(3,000)
Number of Restricted Shares Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023	0
Granted July 24,2024	0
Vested during 2024	0
December 31, 2024	0
Balance of Non-Vested Restricted Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023	0
Granted July 24,2024	622,000
Vested during 2024	0
December 31, 2024	622,000
Weighted Average Grant Date Fair Value [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023	0
Granted July 24,2024	26.07
Vested during 2024	26.07
December 31, 2024	26.07